Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2014
Provision for credit losses
in	6M14	6M13
Provision for credit losses (CHF million)
Provision for loan losses	22	32
Provision for lending-related and other exposures	1	5
Provision for credit losses	23	37